SCHEDULE OF OTHER OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Other Income	$ 239,884	$ 24,517	$ 30,164
Cancellation Fee	18,002
Other operating income	$ 257,886	$ 24,517	$ 30,164